PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 98.3%
Agricultural Products 1.4%
Darling Ingredients, Inc.*(a)	252,797	$7,060,620
Aluminum 1.2%
Constellium SE*	765,528	6,131,879
Commodity Chemicals 0.6%
Dow, Inc.(a)	81,898	3,362,732
Copper 13.7%
ERO Copper Corp. (Canada)*	778,283	9,366,473
First Quantum Minerals Ltd. (Zambia)	1,489,078	12,584,541
Freeport-McMoRan, Inc.(a)	700,878	9,055,344
Lundin Mining Corp. (Chile)	3,310,946	18,539,023
OZ Minerals Ltd. (Australia)	816,262	7,945,002
Southern Copper Corp. (Peru)	317,914	13,896,021
		71,386,404
Diversified Metals & Mining 7.2%
Anglo American PLC (South Africa)	479,907	11,851,268
BHP Group Ltd. (Australia), ADR(a)	321,139	16,968,985
Rio Tinto PLC (Australia)	146,107	8,897,188
		37,717,441
Electric Utilities 1.5%
Orsted A/S (Denmark), ADR	165,613	7,844,674
Electrical Components & Equipment 2.9%
Sunrun, Inc.*(a)	410,222	15,051,045
Fertilizers & Agricultural Chemicals 2.5%
FMC Corp.	86,273	9,149,251
Nutrien Ltd. (Canada)	123,708	4,031,644
		13,180,895
Gold 18.6%
Agnico Eagle Mines Ltd. (Canada)(a)	229,268	18,224,513
Alacer Gold Corp.*	839,745	6,488,753
Algold Resources Ltd. (Canada)*^	4,379	409
Axmin, Inc. (Canada)*	666,158	69,627
B2Gold Corp. (Canada)	687,272	4,761,570

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold (cont’d.)
Barrick Gold Corp. (Canada)(a)	716,302	$20,708,291
Kinross Gold Corp. (Canada)*	1,878,945	17,605,715
Newmont Corp.	332,010	22,975,092
Wheaton Precious Metals Corp. (Brazil)(a)	119,816	6,509,603
		97,343,573
Heavy Electrical Equipment 0.9%
TPI Composites, Inc.*(a)	186,906	4,781,055
Industrial Gases 4.0%
Air Products & Chemicals, Inc.	17,596	5,043,542
Linde PLC (United Kingdom)	64,501	15,809,840
		20,853,382
Industrial Machinery 1.7%
Chart Industries, Inc.*(a)	131,808	9,032,802
Integrated Oil & Gas 6.5%
BP PLC (United Kingdom), ADR	202,397	4,460,830
Chevron Corp.	116,928	9,814,936
Suncor Energy, Inc. (Canada)	583,362	9,193,785
TOTAL SE (France), ADR	282,760	10,648,742
		34,118,293
Mortgage REITs 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	107,650	3,770,980
Multi-Utilities 2.1%
RWE AG (Germany)	284,599	10,713,110
Oil & Gas Equipment & Services 2.8%
Baker Hughes Co.(a)	303,975	4,708,573
National Energy Services Reunited Corp.*(a)	777,231	5,199,675
Schlumberger Ltd.(a)	245,606	4,455,293
		14,363,541
Oil & Gas Exploration & Production 16.0%
Cabot Oil & Gas Corp.(a)	94,843	1,773,564
Concho Resources, Inc.	198,966	10,453,674
ConocoPhillips	282,385	10,558,375
Diamondback Energy, Inc.(a)	212,421	8,467,101

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
EOG Resources, Inc.	109,578	$5,133,729
Hess Corp.(a)	165,741	8,156,115
Lundin Energy AB (Sweden)	216,000	5,016,732
Noble Energy, Inc.	622,597	6,219,744
Parsley Energy, Inc. (Class A Stock)(a)	1,052,892	11,560,754
PDC Energy, Inc.*(a)	172,227	2,455,957
Pioneer Natural Resources Co.	66,162	6,412,421
Sintana Energy, Inc. (Canada)*	1,304,999	126,657
Sintana Energy, Inc. (Canada)*	637,992	61,920
WPX Energy, Inc.*(a)	1,166,170	6,962,035
		83,358,778
Oil & Gas Refining & Marketing 2.8%
Marathon Petroleum Corp.	91,508	3,495,606
New Fortress Energy LLC*	164,635	3,556,116
Renewable Energy Group, Inc.*(a)	104,087	2,870,719
Valero Energy Corp.	84,710	4,763,243
		14,685,684
Oil & Gas Storage & Transportation 3.3%
Cheniere Energy, Inc.*	208,082	10,295,897
Kinder Morgan, Inc.	501,019	7,064,368
		17,360,265
Precious Metals & Minerals 1.1%
Osisko Mining, Inc. (Canada) OTC*	14,200	43,619
Osisko Mining, Inc. (Canada) TSX*	1,853,044	5,893,440
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement(original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	—
		5,937,059
Renewable Electricity 5.6%
NextEra Energy Partners LP	225,297	14,013,473
Sunnova Energy International, Inc.*	599,082	14,983,041
		28,996,514

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Silver 1.2%
MAG Silver Corp. (Canada)*	375,567	$6,345,202
Total Common Stocks (cost $426,200,428)		513,395,928

	Units
Warrants* 0.0%
Precious Metals & Minerals
Osisko Mining, Inc. (Canada) expiring 12/24/21 (cost $—)	7,100	—

Total Long-Term Investments (cost $426,200,428)		513,395,928

	Shares
Short-Term Investments 20.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	10,054,003	10,054,003
PGIM Institutional Money Market Fund (cost $96,615,069; includes $96,579,079 of cash collateral for securities on loan)(b)(w)	96,688,243	96,678,575

Total Short-Term Investments (cost $106,669,072)		106,732,578

TOTAL INVESTMENTS 118.7% (cost $532,869,500)		620,128,506
Liabilities in excess of other assets (18.7)%		(97,706,516)

Net Assets 100.0%		$522,421,990

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
OTC—Over-the-counter
REITs—Real Estate Investment Trust
TSX—Toronto Stock Exchange

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $409 and 0.0% of net assets.

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,107,918; cash collateral of $96,579,079 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).